Lease	6 Months Ended
Apr. 30, 2025
Lease [Abstract]
LEASE

Note 8 — LEASE

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended April 30, 2025 and 2024 amounted to $36,215 and $49,140, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2025	October 31, 2024
Operating lease right of use assets, net	$140,476	$23,407

Operating lease liabilities - current	$75,186	$23,407
Operating lease liabilities - non-current	65,290	-
Total operating lease liabilities	$140,476	$23,407

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of April 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83 years
Weighted average discount rate	4.6%

Maturities of lease liabilities as follow:

Twelve months ending April 30,	Amount
2026	$79,975
2027	66,646
Total future minimum lease payments	146,621
Less: imputed interest	6,145
Present value of lease liabilities	$140,476